COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			12 Months Ended
	May 01, 2024	Mar. 05, 2024	Jan. 31, 2026	Jan. 31, 2025	Apr. 01, 2024
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease payment base rent January 1, 2026			$ 43,200
Rent expense			$ 22,088	$ 197,415
Long-Term Lease Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Lease term					3 years
Operating lease renewal term			3 years		3 years
Lease cancellation term			13 months
Lease payment base rent January 1, 2026			$ 3,600
Lease payment base rent January 1, 2027			3,700
Lease payment base rent January 1, 2028			3,800
Lease payment base rent January 1, 2028 there after			$ 3,900
Payment for lease		$ 100,000
Lease payment per month	$ 6,000